CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025
Operating expenses:
General and administrative	$ 4,680,539	$ 143,769	$ 328,469		$ 5,416,619
Research and development	315,075		3,650		156,462
Sales and marketing	1,453,172	59,955			1,168,108
Total operating expenses	6,567,681	203,724	332,119		6,741,189
Loss from operations	(6,567,681)	(203,724)	(332,119)		(6,741,189)
Other (expense) income:
Interest income	988				418
Interest expense	(142,542)			$ 0	(59,327)
Change in fair value of convertible notes payable					147,347
Gain from sale of marketable securities	104,656				104,656
Total other (expense) income, net	60,000				193,094
Loss before provision for income taxes	(6,935,915)	(203,724)	(332,119)		(6,548,095)
Provision for income taxes
Net loss	$ (6,935,915)	$ (203,724)	$ (332,119)		$ (6,548,095)
Weighted average shares outstanding Basic	15,154,188	11,000,000	9,044,585		11,741,353
Weighted average shares outstanding Diluted	15,154,188	11,000,000	9,044,585		11,741,353
Earning per share Basic	$ (0.46)	$ (0.02)	$ (0.04)		$ (0.56)
Earning per share diluted	$ (0.46)	$ (0.02)	$ (0.04)		$ (0.56)